Schedule of Investments (unaudited)	iShares® TIPS Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.5%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 07/15/24	$696,892	$676,555,285
0.13%, 10/15/24	869,670	841,525,192
0.13%, 04/15/25	1,095,175	1,050,164,849
0.13%, 10/15/25	324,910	311,528,975
0.13%, 04/15/26	734,385	697,689,812
0.13%, 07/15/26	736,464	702,046,241
0.13%, 10/15/26	789,963	751,088,736
0.13%, 04/15/27	897,499	847,664,289
0.13%, 01/15/30	845,274	778,432,619
0.13%, 07/15/30	874,378	803,793,115
0.13%, 01/15/31	892,666	814,492,352
0.13%, 07/15/31	669,326	609,020,192
0.13%, 01/15/32	950,883	858,955,340
0.13%, 02/15/51	494,551	340,814,940
0.13%, 02/15/52	353,627	243,727,789
0.25%, 01/15/25	661,533	638,359,299
0.25%, 07/15/29	357,617	334,997,425
0.25%, 02/15/50	113,484	81,714,665
0.38%, 07/15/25	168,596	163,127,487
0.38%, 01/15/27	830,887	794,204,653
0.38%, 07/15/27	731,653	700,309,200
0.50%, 04/15/24	865,469	843,723,153
0.50%, 01/15/28	634,041	606,920,148
0.63%, 01/15/24	10	10,321
0.63%, 01/15/26	971,092	939,940,232
0.63%, 07/15/32	944,575	893,658,265
0.63%, 02/15/43	104,843	88,504,691
0.75%, 07/15/28	421,031	408,757,549
0.75%, 02/15/42	396,730	345,720,999
0.75%, 02/15/45	650,175	552,681,686
0.88%, 01/15/29	568,611	553,335,397
0.88%, 02/15/47	213,518	184,035,125
1.00%, 02/15/46	361,945	322,784,878
1.00%, 02/15/48	173,290	153,411,895
Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
1.00%, 02/15/49	$113,474	$100,149,833
1.38%, 02/15/44	492,023	476,354,581
1.63%, 10/15/27	840,988	852,324,680
1.75%, 01/15/28	496,735	505,018,846
2.00%, 01/15/26	246,131	247,628,726
2.13%, 02/15/40	184,625	202,558,399
2.13%, 02/15/41	116,503	128,011,981
2.38%, 01/15/25	55,459	55,700,108
2.38%, 01/15/27	34,727	35,820,916
2.50%, 01/15/29	337,592	359,004,808
3.38%, 04/15/32	13,983	16,433,201
3.63%, 04/15/28	197,416	218,930,170
3.88%, 04/15/29	296,837	339,983,076
U.S. Treasury Inflation-Indexed Notes, 1.13%, 01/15/33	388,702	384,186,045
		22,855,802,164

Total Long-Term Investments — 99.5%
(Cost: $26,178,389,068)		22,855,802,164

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(a)(b)	116,460	116,460,000

Total Short-Term Securities — 0.5%
(Cost: $116,460,000)		116,460,000

Total Investments — 100.0%
(Cost: $26,294,849,068)		22,972,262,164

Other Assets Less Liabilities — 0.0%		3,138,603

Net Assets — 100.0%		$22,975,400,767

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$36,490,000	$79,970,000	(a)	$—	$—	$—	$116,460,000	116,460	$1,449,381	(b)	$149

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® TIPS Bond ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government & Agency Obligations	$—	$22,855,802,164	$—	$22,855,802,164
Short-Term Securities
Money Market Funds	116,460,000	—	—	116,460,000
	$116,460,000	$22,855,802,164	$—	$22,972,262,164

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